Treasury Stock - Summary and Related Carrying Value (Details) - USD ($) shares in Thousands, $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Uncategorized [Abstract]
Treasury stock, shares	19,314	19,988	17,836
Treasury Shares Cost	$ 646,047	$ 641,664	$ 453,230